Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2024
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	Exploration and Evaluation Assets
As at December 31, 2024, the Company had $11.4 million (2023 - $29.9 million) in exploration and evaluation assets, which include several property option agreements.

In 2024, the Company completed the exercise of various option agreements to expand near-mine resource potential at the Caraiba Operations. Consequently, $11.7 millionwas reclassified from exploration and evaluation assets to mineral properties during the period.

In June 2024, the Company terminated the Fides option agreement, resulting in a write-down of $10.7 million in exploration and evaluation assets for the year ended December 31, 2024.
In July 2024, the Company signed a definitive earn-in agreement (the "Agreement") with Salobo Metais S.A, a subsidiary of Vale Base Metals ("VBM"), for the Furnas copper project ("Furnas Project") located in the Carajás Mineral Province in Pará State, Brazil. The Agreement contemplates the Company earning a 60% interest in the Project upon completion of three phases of work:

•Phase 1: Ero to conduct a minimum of 28,000 meters of exploration drilling and produce a scoping study within 18 months of signing the Agreement
•Phase 2: Ero to conduct an additional minimum of 17,000 meters of exploration drilling and produce a pre-feasibility study within 18 months of completing Phase 1
•Phase 3: Ero to conduct an additional minimum of 45,000 meters of exploration drilling, unless otherwise mutually agreed, and produce a definitive feasibility study ("DFS") within 24 months of completing Phase 2

Following the completion of a DFS, subject to customary technical review periods, and with Ero positive investment approval, the parties will enter into a joint venture agreement whereby VBM will transfer 60% of the equity interest in the Furnas Project to Ero, and Ero will grant VBM a "free carry" on certain capital expenditures related to development of the Furnas Project.

Prior to a positive Ero investment decision and the formation of a joint venture, VBM will retain 100% ownership of the Furnas Project with Ero solely responsible for funding the phased exploration and engineering work programs as well as ongoing payments to maintain the property in good standing.

As at December 31, 2024, exploration and evaluation assets include $4.9 million in expenditures associated with the Furnas Project.